Commitments and Contingencies (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Operating lease - Right of use assets	$ 243,251	$ 323,661	$ 0
Operating Lease liability - right of use, current	179,524	173,270	0
Operating Lease liability - right of use, noncurrent	92,889	185,777	0
Operating Lease liability - right of use	272,413	359,047
Finance Lease, Right-of-Use Asset	515,551	418,088
Finance Lease liability - right of use, current	181,371	121,634	0
Finance Lease liability - right of use, noncurrent	333,771	271,240	$ 0
Lease liability - right of use	$ 515,141	$ 392,874